ACQUISITIONS - Lonmin acquisition, consideration paid and related costs (Details) - ZAR (R)				12 Months Ended				48 Months Ended
	Apr. 25, 2019	Nov. 21, 2018	Dec. 14, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2020	Jun. 10, 2019
Disclosure of detailed information about business combination [line items]
Acquisition related costs				R 138,600,000	R 447,800,000	R 402,500,000
Lonmin Ltd
Disclosure of detailed information about business combination [line items]
Initial offer, shares received per share tendered			0.967
Retrenchment moratorium period		6 months
Increased offer, shares received per share tendered	1
Shares issued in acquisition									290,394,531
Period of time for which results are included					7 months
Revenue contributed					R 11,188,000,000
Profit contributed					1,881,000,000
Equity interests of acquirer									R 4,306,600,000
Total consideration				4,306,600,000				R 4,306,600,000	R 4,306,600,000
Acquisition related costs				R 8,000,000	R 283,900,000	R 117,200,000	R 27,700,000	R 436,800,000